Summary of Significant Accounting Policies (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Oct. 30, 2010 item	Dec. 31, 2011	Dec. 31, 2010 item
Other Income
Number of grants awarded from the U.S. Government	2		2
Revenue from grant recognized in other income, net of tax		$ 39,000	$ 136,000
Income tax benefit (expense) of grants		(14,000)	133,000
Income Taxes
Number of grants awarded under QTDP	2		2
Amount received related to QTDP Grant			270,000
Income tax benefit (expense) of grants associated with the realization or monetization of prior-period tax		$ (14,000)	$ 133,000
Office furniture and equipment | Minimum
Property and Equipment and Depreciation
Estimated useful lives of the assets		3 years
Office furniture and equipment | Maximum
Property and Equipment and Depreciation
Estimated useful lives of the assets		10 years
Computer hardware and software | Minimum
Property and Equipment and Depreciation
Estimated useful lives of the assets		3 years
Computer hardware and software | Maximum
Property and Equipment and Depreciation
Estimated useful lives of the assets		5 years
Leasehold improvements | Minimum
Property and Equipment and Depreciation
Estimated useful lives of the assets		5 years
Leasehold improvements | Maximum
Property and Equipment and Depreciation
Estimated useful lives of the assets		10 years